COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8. COMMITMENTS AND CONTINGENCIES

Liqueous Settlement Agreement

In January 2025 and April 2025, in connection with a settlement and mutual release agreement entered into between the Company and Liqueous LP (“Liqueous”) (the "Liqueous Settlement Agreement"), as amended, the parties provided an immediate mutual release of claims and obligations through payments from Liqueous to the Company in an aggregate $1,450,000, of which $1,000,000 was paid during the first quarter of 2025. Such payment was made in connection with the issuance of the remaining 1,840,999 shares issued to extinguish an aggregate $411,865 of principal and accrued interest under the Junior Notes and, accordingly, reduced the loss on extinguishment of debt recorded in the three months ended March 31, 2025.

Legal Proceedings

In the normal course of business, the Company may become involved in legal proceedings. The Company will accrue a liability for legal proceedings when it is probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued.

On September 19, 2025, J.H. Darbie & Co., Inc. (“Darbie”) filed a claim in the U.S. District Court of the Southern District of Florida, West Palm Beach Division, alleging breach of contract under a Finder’s Fee Agreement entered into between the Company and Darbie in May 2024 and under a Financial Advisory Agreement, dated June 10, 2024, between the parties. Darbie was seeking, among other things, damages in the amount of the fee payments allegedly owed to Darbie, specific performance requiring the Company to issue warrants to Darbie, attorney’s fees and costs. Darbie voluntarily dismissed the lawsuit due to lack of jurisdiction in Florida on January 7, 2026. On March 10, 2026, Darbie initiated an arbitration in FINRA’s dispute resolution forum.

Purchase Commitments

As of March 31, 2026 and 2025, the Company had $478,813 and $455,048, respectively, in outstanding firm purchase commitments to acquire inventory and research and development parts from suppliers for the Company's ongoing operations. The Company's purchase commitments do not reflect any liabilities that are included in its March 31, 2026 consolidated balance sheet.

Related Party Transactions

Debt

In January 2025, the Company issued the TAG Promissory Note to TAG, which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, Mr. Zamboni, as a replacement of a previously recorded shareholder advance. Mr. Zamboni transferred the TAG Promissory Note to Vanguard and subsequently converted the TAG Promissory Note into shares of Common Stock during 2025. For additional information, see Note 10.

In April 2025, in connection with a previous unsuccessful acquisition, the Company issued the AZ Promissory Note to Mr. Zamboni, which Mr. Zamboni subsequently transferred to Vanguard and converted into shares of Common Stock during 2025. For additional information, see Note 10.

Acquisitions and Investments

For certain acquisition and investment-related transactions involving related parties, see Notes 4 and 6.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Operating Lease

The Company leased approximately 27,900 square feet of office space in Centennial, Colorado under a noncancelable operating lease agreement. The original term of the lease was set to expire in December 2024, however, in November 2023, the Company elected to extend the lease through June 2025. As further described in Note 3, the Company was in default under its lease, and the Landlord pursued available remedies in advance of the lease term that expired in June 2025. As such, the Company (i) wrote down its inventory to a net realizable value of zero, (ii) wrote down the carrying value of its property and equipment, all of which was at the leased location, to a net book value of $0, and (iii) fully impaired the right-of-use asset associated with this lease, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the year ended December 31, 2025. See Note 3 for additional information.

During the year ended December 31, 2025, the Company reached a settlement agreement with the Landlord in the amount of $130,000, which was paid in October 2025, effectively settling the liability. As a result of the settlement, the Company recorded a gain of $146,132, which is reflected in other gain (loss), net on the consolidated statement of operations for the year ended December 31, 2025.

In connection with the default under the lease described above, the Company recorded an impairment of $150,077 to reduce the right-of-use asset to zero, which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the consolidated statement of operations for the year ended December 31, 2025.

Operating lease cost was $71,557 and $411,751 for the year ended December 31, 2025 and 2024, respectively, and is included within general and administrative expenses within the consolidated statement of operations.

Liqueous Settlement Agreement

In January 2025 and April 2025, in connection with a settlement and mutual release agreement entered into between the Company and Liqueous LP (“Liqueous”) (the "Liqueous Settlement Agreement"), as amended, the parties provided an immediate mutual release of claims and obligations through payments from Liqueous to the Company in an aggregate $1,450,000, of which $1,000,000 was paid during the first quarter of 2025. Such payment was made in connection with the issuance of the remaining 1,840,999 shares issued to extinguish an aggregate $411,865 of principal and accrued interest under the Junior Notes and, accordingly, reduced the loss on extinguishment of notes payable recorded in the year ended December 31, 2025. In April 2025, the Company received $300,000 of the remaining $450,000 agreed upon under the Liqueous Settlement Agreement, which was recorded within other income (loss), net as a gain on settlement during the year ended December 31, 2025. Additionally, in September 2025, the Company received $40,000 under the Liqueous Settlement Agreement. As of December 31, 2025, the Company determined the $110,000 receivable to be uncollectible and wrote off the receivable, resulting in a loss of the same amount, which is reflected in other gain (loss), net on the consolidated statement of operations for the year ended December 31, 2025.

Legal Proceedings

In the normal course of business, the Company may become involved in legal proceedings. The Company will accrue a liability for legal proceedings when it is probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued.

During the year ended December 31, 2025, the Company was subject to five separate actions seeking default judgments for the alleged failure to pay amounts when due. CFGI, LLC obtained a default judgment in March 2025 in the amount of $86,826 through the Superior Court of the Commonwealth of Massachusetts. The default judgment obtained by CFGI, LLC was paid in full in September 2025 by Silverback in accordance with the Silverback Claims Settlement, which was approved by the state court under Section 3(a)(10) of the Securities Act. FICTIV, Inc. obtained a default judgment through the Superior Court of California on January 30, 2025 in the amount $197,899, which was subsequently paid by the Company on September 23, 2025. The Landlord obtained a default judgment in the Arapahoe County Colorado District Court in April 2025 in the amount of $409,278, which accrued interest at a rate of 10% per annum beginning in March 2025 until paid in full. The Company settled the default judgment with a payment of $130,000 to the Landlord on October 14, 2025. See additional details regarding the Landlord default judgment in Note 1. In August 2025, ficonTEC, Inc. obtained a default judgment through the Arapahoe County Colorado District Court in the amount of $394,274 with post judgment interest accruing at 8% per annum. The Company settled the default judgment with ficonTEC, Inc. on October 13, 2025. In August 2025, Corporation for International Business obtained a default judgment through the Circuit Court of Cook County, Illinois, in the amount of $30,379.

On September 19, 2025, J.H. Darbie & Co., Inc. (“Darbie”) filed a claim in the U.S. District Court of the Southern District of Florida, West Palm Beach Division, alleging breach of contract under a Finder’s Fee Agreement entered into between the Company and Darbie in May 2024 and under a Financial Advisory Agreement, dated June 10, 2024, between the parties. Darbie was seeking, among other things, damages in the amount of the fee payments allegedly owed to Darbie, specific performance requiring the Company to issue warrants to Darbie, attorney’s fees and costs. Darbie voluntarily dismissed the lawsuit due to lack of jurisdiction in Florida on January 7, 2026. On March 10, 2026, Darbie initiated an arbitration in FINRA’s dispute resolution forum.

Purchase Commitments

As of December 31, 2025 and 2024, the Company had nil and $466,798, respectively, in outstanding firm purchase commitments to acquire inventory and research and development parts from suppliers for the Company's ongoing operations. The Company's purchase commitments do not reflect any liabilities that are included in its December 31, 2025 consolidated balance sheet.

Related Party Transactions

Ron Nicol, who was the Executive Chairman of the Company’s board of directors through January 2025, paid director and officer insurance premiums of approximately $1,500,000 on behalf of the Company because the Company did not have available cash to pay such amounts when due. The Company is obligated to repay such amount to Mr. Nicol, without interest or other charges. In December 2025, the Company reached a settlement agreement with Mr. Nicol, in which the Company paid Mr. Nicol $1,162,704, with the resulting gain of $290,676 recorded in loss on extinguishment of accounts payable on the consolidated statement of operations for the year ended December 31, 2025.

In January 2025, the Company issued the TAG Promissory Note to The AvantGarde Group ("TAG"), which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, Mr. Zamboni, as a replacement of a previously recorded shareholder advance. Mr. Zamboni transferred the TAG Promissory Note to Vanguard and subsequently converted the TAG Promissory Note into shares of Common Stock during the year ended December 31, 2025. For additional information, see Note 9.

In April 2025, in connection with the TCEI Acquisition, as defined below, the Company issued the AZ Promissory Note to Mr. Zamboni, which Mr. Zamboni subsequently transferred to Vanguard and converted into shares of Common Stock during the year ended December 31, 2025. For additional information, see Note 9.

Fraudulent Wire Transfer

In October 2025, the Company was the victim of email fraud due to its receiving an invoice from a criminal actor posing as its financial advisor and the Company’s paying the invoice amount to the criminal actor’s bank account based on the falsified wiring instructions. As a result, the Company incurred a loss of $1,005,352, which was recorded within loss on fraudulently induced wire transfer on the consolidated statement of operations for the year ended December 31, 2025. The Company pursued recovery of this amount with the banks involved in the wire transfer and its insurance carrier, but at this time it does not expect that it will be able to recover such funds.

Acquisition and Joint Venture Plans

Initial Commitment Letter related to Tekne and Orbit (Related-Party)

On February 19, 2025, the Company entered into a commitment letter (the “Trumar Agreement”) with Trumar Capital LLC ("Trumar") to acquire, through the purchase of the shares of TCEI S.a.r.l., a wholly owned subsidiary of Trumar (“TCEI”) (the “TCEI Acquisition”): (i) a license of certain technology that would allow it to expand its existing business within the defense sector; (ii) a controlling interest in Tekne; and (iii) a controlling interest in Orbit, which is wholly-owned by the Company's Executive Chairman and Co-Chief Executive Officer.

The TCEI Acquisition was expected to occur in two stages. In the first stage, which was completed in March 2025, the Company purchased a 20% ownership interest in TCEI for an aggregate price of $1,500,000 in cash plus $23,500,000 in a note payable. The note payable was not recorded because it was cancellable if the second stage of the TCEI Acquisition was not completed by July 31, 2025. Because certain conditions were not satisfied by July 31, 2025, the note payable was cancelled during the third quarter of 2025. Of the $1,500,000 cash portion of the purchase price, $600,000 was paid in cash and $900,000 was retained by the Company, with a corresponding related-party promissory note, the AZ Promissory Note described above and in Note 9, to the Company's Executive Chairman and Co-Chief Executive Officer. In July 2025, the AZ Promissory Note was amended to provide for a conversion feature and was subsequently fully converted into shares of Common Stock in December 2025, as further described in Note 9. The $900,000 retained by the Company was used as a portion of the non-cash consideration related to the Advance Payment of the Orbit Transaction, each as defined and described in Note 4.

For the second stage of the TCEI Acquisition, the Company had planned to purchase the remaining 80% ownership interest in TCEI, resulting in its having a controlling interest in Tekne and Orbit. Since certain conditions were not satisfied, the Trumar Agreement expired on its own terms as of July 31, 2025 and the Company no longer holds any ownership interest in TCEI.

The Company also agreed to issue 1,219,832 shares of Common Stock to S.F.E. Equity Investments SARL (“SFE EI”) as consideration for SFE EI's escrowing approximately $4,200,000 in assets for purposes of guaranteeing its performance obligations in connection with the TCEI Acquisition, subject to any required shareholder approval.

Tekne letter signed in August 2025 (“August Letter”)

In response to feedback from the Italian government in connection with its “Golden Power” review of the Company’s proposed acquisition (directly or indirectly) of a controlling interest in Tekne, on August 27, 2025, the Company executed a commitment letter (the “August Letter”) with shareholders of Tekne, pursuant to which the Company modified the terms of the Company's previously announced phased acquisition of a 70% interest in Tekne. The Company expected to acquire (i) an initial 3% equity interest in Tekne and (ii) the remaining 67% interest in Tekne by the end of 2025. Based on a third-party valuation, the August Letter also established an enterprise value of Tekne at $60,000,000, with the 70% interest to be acquired by the Company derivatively valued at approximately $42,000,000. To address matters raised in the Golden Power review, the Company agreed to assist with financing up to €40,500,000 for Tekne’s working capital needs over the next 12 months through August 2026. The rights and obligations of Tekne and the Company under the August Letter were subsequently replaced in their entirety by the Tekne Letter entered into in November 2025 and described below.

In September 2025, in connection with its investment in Tekne, the Company deposited approximately $875,000 as cash collateral with a financial institution to secure the issuance of two irrevocable standby letters of credit. These standby letters of credit facilitate a third-party bank's issuance of local demand performance bonds guaranteeing Tekne's performance under two existing supply contracts with a foreign government ministry. The maximum potential future payments under the guarantee total €663,076 (approximately $773,000), representing the aggregate face value of the two performance bonds. The local performance bonds expire on June 30, 2026, with the underlying standby letters of credit expiring on August 31, 2026.

In December 2025, the documentary letters of credit underlying the two supply contracts were amended to extend expiry to December 30, 2026, with latest shipment dates of September–October 2026. As the supply contracts remain active beyond the current performance bond expiry, the Company expects the performance bonds and standby letters of credit to be correspondingly extended. The performance bonds contain an "extend or pay" provision under which the issuing bank is obligated to pay the full guarantee amount to the beneficiary if the supplier fails to extend the guarantee prior to expiry. If the standby letters of credit are extended, the Company's cash collateral will remain restricted beyond August 2026 for the duration of the extended guarantee period.

Tekne letter of intent signed in November 2025 (“Tekne Letter”)

In November 2025, the Company, Tekne and shareholders of Tekne executed a letter of intent (the “November Letter”) that replaced the rights and obligations of the parties under the August Letter. Under the November Letter, the parties planned to establish a “Contratto di Rete” (the “Network Contract”), which is a specific form of joint-venture contractual agreement under Italian law. Under the November Letter, the Company also agreed to provide financial support to Tekne by utilizing the Supply@ME (SYME) platform to facilitate an inventory monetization program, and providing a convertible debt facility (the “Tekne Convertible Receivable”) upon the signing of the Network Contract. Such facility was conditioned on the Company being permitted to acquire an initial 2.9% interest in Tekne. In connection with the above, the Company paid $1,179,686 during the fourth quarter of 2025 to Tekne as an advance of the Tekne Convertible Receivable, which is recorded within advance on Tekne Convertible Receivable on the consolidated balance sheet as of December 31, 2025.

In December 2025, in connection with the expiration of the Trumar Agreement, the Company agreed to reimburse TCEI $735,000 of certain expenses and costs incurred, of which $585,000 was paid in cash and $150,000 was settled through the reduction of a receivable, which is recorded within general and administrative on the consolidated statement of operations for the year ended December 31, 2025.

For additional information on the Company’s transactions with Tekne during 2026, see Note 17.

SYME Strategic Investment (Related Party)

SYME and its operating subsidiaries provide its platform for use by manufacturing and trading companies to access inventory trade solutions, enabling their businesses to generate cashflow, through a non-credit arrangement and without incurring debt. This is achieved by their existing eligible inventory being added to the platform and then monetised through purchases by third-party inventory funders. The inventory to be monetised can include warehoused goods waiting to be sold to end-customers or goods that are part of a typical import/export transaction.

During the year ended December 31, 2025, in connection with the inventory monetization program discussed above, the Company advanced $5,668,545 to a special purpose vehicle (“SPV”) affiliated with SYME (the “SYME Inventory Advance”), pursuant to advance payment letters in connection with a proposed subscription of a financial instrument to be issued by the SPV with the aim of monetizing the inventory of Tekne. On March 12, 2026, the Company entered into a bond subscription agreement (the “SYME 3” Agreement”) with Supply@ME Stock Company 3 S.r.l. ("SYME 3"), an affiliate of SYME. For additional information, see Note 17. As of December 31, 2025, the advance is recorded within SYME inventory advance on the Company’s consolidated balance sheet.

Maddox Joint Venture

On October 22, 2025, the Company entered into a non-binding Strategic Framework Agreement (the “SFA”), among the Company, Nuburu Defense and Maddox Defense Incorporated (“Maddox”), pursuant to which the Company and Maddox plan to establish a joint venture company (the “Maddox JV”) focused on dual-use UAV solutions and deployable additive-manufacturing capabilities, supporting forward-deployed production, sustainment, and defense manufacturing-as-a-service models for military and allied customers. The parties intend for Nuburu Defense to contribute up to $10,000,000 in funding while Maddox contributes eligible assets, intellectual property, expertise and personnel. The value of Maddox’s eligible assets would be evaluated by a formal appraisal process in accordance with Italian law. The equity ownership of the Maddox JV would be determined proportionally based on the ratio of the Company's capital commitment compared to the value of Maddox’s eligible assets evaluation; provided, that, Nuburu Defense would have the controlling interest in the Maddox JV. The SFA includes a six-month exclusivity period and has a term of six months, unless earlier terminated by either party upon 30 days written notice. For information on the definitive agreement entered into among the Company, Nuburu Defense and Maddox in February 2026, see Note 17.